Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Feb. 25, 2010 ARS ($)	Dec. 31, 2020 ARS ($) shares	Dec. 31, 2019 ARS ($) shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2020 USD ($) shares
Disclosure of additional information [line items]
Instruments held in custody		$ 804,332,490	$ 633,438,634
Percentage of regulatory capital		2.50%			2.50%
Percentage of individual computable regulatory capital		1.00%
Accumulated deficit		$ 18,094,303
Dividends paid, ordinary shares		1,892,559	3,622,432	$ 3,386,137
Reimbursement of expenses			555
Optional Reserve for Future Income Distribution [member]
Disclosure of additional information [line items]
Dividends paid, ordinary shares		1,500,000
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of additional information [line items]
Instruments held in custody		$ 192,415,131	$ 109,892,525
Securities held in custody in units | shares		22,081,526,592	11,045,967,403
Banco De Galicia Y Buenos Aires S.A.U. [member] | Top of range [member]
Disclosure of additional information [line items]
Percentage of equity interest		12.50%
Banco De Galicia Y Buenos Aires S.A.U. [member] | Chattel mortgage agreement [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent			$ 474,161
Banco Galicia [member]
Disclosure of additional information [line items]
Legal reserve		20.00%
Percentage of profit shown in income statement		20.00%
Argentine Central Bank [member]
Disclosure of additional information [line items]
Fines and penalties	$ 4,483
Provision		$ 5,306
Minimum capital requirement		3.50%
Grupo Financiero Galicia SA [member]
Disclosure of additional information [line items]
Percentage of net income transferred		5.00%
Legal reserve		20.00%
Tarjeta Naranja S.A. [member]
Disclosure of additional information [line items]
Minimum capital requirement		50.00%
Escrow Agent [member]
Disclosure of additional information [line items]
Required shareholders equity amount		$ 61,104
Minimum required shareholders offsetting entry		30,552
Galicia administradora de fondos S.A. [member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent		27,658
Minimum required shareholders offsetting entry		13,829
Galicia administradora de fondos S.A. [member] | Fima Premium Class C Shares [Member]
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry		$ 13,903
Minimum offsetting entry shares | shares		1,620,000,000			1,620,000,000
Galicia Securities S.A. [member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent		$ 2,500
Minimum liquidity requirement		1,250
Required shareholders equity amount		30,253
Minimum required shareholders offsetting entry		$ 15,126
Required shareholders equity shares | shares		470,350,000			470,350,000
Required government securities amount		$ 12,270
Required bank guarantee amount		6,171
INVIU S.A.U. [Member]
Disclosure of additional information [line items]
Required shareholders equity amount		30,253
Minimum required shareholders offsetting entry		$ 15,126			$ 220
Required shareholders equity shares | shares		470,350,000			470,350,000
Alync And AN Integral [member]
Disclosure of additional information [line items]
Required shareholders equity amount		$ 30,253
Minimum required shareholders offsetting entry		15,126
Treasury Bills		$ 64,020